Consolidated Statements of Changes in Shareholders' Deficit ¥ in Thousands, $ in Thousands	CNY (¥) shares	USD ($) shares	Common Class A [Member] shares	Common Class B [Member] shares	Common Stock Common Class A [Member] CNY (¥) shares	Common Stock Common Class B [Member] CNY (¥) shares	Additional Paid-in Capital CNY (¥)	Accumulated deficit CNY (¥)	Subscription Receivable CNY (¥)	Accumulated other comprehensive income CNY (¥)	Total CNY (¥)	Non- controlling interests CNY (¥)
Beginning balance at Dec. 31, 2018	¥ (5,600,151)				¥ 207	¥ 0	¥ 1,289,824	¥ (8,371,684)		¥ 1,481,065	¥ (5,600,588)	¥ 437
Beginning balance (Shares) at Dec. 31, 2018 | shares					3,150,151,437	0
Net income (loss)	(1,523,657)							(1,523,650)			(1,523,650)	(7)
Ordinary shares issued for vested restricted shares	20,818				¥ 1		20,817				20,818
Ordinary shares issued for vested restricted (Shares) | shares					17,011,388
Exercise of stock options granted to employees	101,839				¥ 42		101,797				101,839
Exercise of stock options granted to employees (Shares) | shares					611,384,502
Share-based compensation	363,697						363,697				363,697
Repurchase of ordinary shares	(543,211)				¥ (24)		(543,187)				(543,211)
Repurchase of ordinary shares (Shares) | shares					(361,503,245)
Foreign currency translation adjustments	89,399									89,399	89,399
Ending balance at Dec. 31, 2019	(7,091,266)				¥ 226	¥ 0	1,232,948	(9,895,334)		1,570,464	(7,091,696)	430
Ending balance (Shares) at Dec. 31, 2019 | shares					3,417,044,082	0
Net income (loss)	(3,470,480)							(3,470,472)			(3,470,472)	(8)
Ordinary shares issued for vested restricted shares	57,393				¥ 3		57,390				57,393
Ordinary shares issued for vested restricted (Shares) | shares					51,034,162
Exercise of stock options granted to employees	48,757				¥ 84		48,673				48,757
Exercise of stock options granted to employees (Shares) | shares					1,285,000,422
Accretion and modification of convertible redeemable preferred shares	(120,086)						(120,086)				(120,086)
Modifications to share options	252,674				¥ 7		252,667				252,674
Modifications to share options (Shares) | shares					93,472,356
Share-based compensation	3,148,596						3,148,596				3,148,596
Ordinary shares reclassification	0				¥ (63)	¥ 63
Ordinary shares reclassification (Shares) | shares					(963,610,653)	963,610,653
Repurchase of ordinary shares	¥ (811,152)				¥ (24)		(811,128)				(811,152)
Repurchase of ordinary shares (Shares) | shares	190,527,542	190,527,542			(364,995,633)
Foreign currency translation adjustments	¥ (498,157)									(498,157)	(498,157)
Ending balance at Dec. 31, 2020	(8,483,721)				¥ 233	¥ 63	3,809,060	(13,365,806)		1,072,307	(8,484,143)	422
Ending balance (Shares) at Dec. 31, 2020 | shares					3,517,944,736	963,610,653
Net income (loss)	(3,654,528)							(3,654,448)			(3,654,448)	(80)
Exercise of stock options granted to employees	¥ 4,993				¥ 23	¥ 33	4,937				4,993
Exercise of stock options granted to employees (Shares) | shares	866,230,796	866,230,796	351,972,260	514,258,536	351,972,260	514,258,536
Modifications to share options	¥ 209,311						209,311				209,311
Share-based compensation	3,628,598						3,628,598				3,628,598
Repurchase of ordinary shares	¥ (1,665,018)				¥ (12)	¥ (11)	(1,664,995)				(1,665,018)
Repurchase of ordinary shares (Shares) | shares	177,267,715	177,267,715			(177,267,715)	(169,834,500)
Capital contribution from non-controlling interests shareholders	¥ 73,500											73,500
Foreign currency translation adjustments	(533,657)	$ (83,742)								(533,657)	(533,657)
Accretion of preferred shares	(518,432)						(518,432)				(518,432)
Repurchase of convertible redeemable preferred shares	(877,732)						(877,732)				(877,732)
Issuance of ordinary shares for initial public offering ("USIPO"), net of issuancecost of RMB31,785	11,059,043				¥ 120		11,058,923				11,059,043
Issuance of ordinary shares for initial public offering ("USIPO"), net of issuancecost of RMB31,785 (Shares) | shares					1,860,526,314
Ordinary shares reclassification					¥ (133)	¥ 133
Ordinary shares reclassification (Shares) | shares					(2,013,034,312)	2,013,034,312
Conversion of convertible redeemable preferred shares to ordinary shares upon USIPO	32,286,930				¥ 967		33,596,103		¥ (1,310,140)		32,286,930
Conversion of convertible redeemable preferred shares to ordinary shares upon USIPO (Shares) | shares					14,965,476,285	2,721,822
Decrease of non-controlling interest from disposal of a subsidiary	(401)											(401)
Retirement of ordinary shares	0				¥ 0						0
Retirement of ordinary shares (Shares) | shares					(60)
Ending balance at Dec. 31, 2021	¥ 31,528,886	$ 4,947,569			¥ 1,198	¥ 218	¥ 49,245,773	¥ (17,020,254)	¥ (1,310,140)	¥ 538,650	¥ 31,455,445	¥ 73,441
Ending balance (Shares) at Dec. 31, 2021 | shares					18,505,617,508	3,323,790,823